Derivative Contracts	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Contracts	Derivative Contracts
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at December 31, 2023 and 2022:

		As at December 31, 2023		As at December 31, 2022
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts (1)	Derivative assets	$1,262.1	$31.4	$945.8	$41.9
Foreign Exchange Contracts	Derivative liabilities	$540.8	$(9.3)	$729.5	$(3.2)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	—	$(16.5)	—	(31.7)
________________
(1)Fair value is net of $3.4 million of cash collateral (December 31, 2022 — $3.7 million).
(2)The LPT contains an embedded derivative within the contract in relation to the variable interest crediting rate.

		As at December 31, 2023		As at December 31, 2022
Derivatives Designated as Cash Flow Hedges Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$76.9	$0.3	$109.7	$14.3
The following table provides the unrealized and realized gains/(losses) recorded in the consolidated statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the twelve months ended December 31, 2023 and 2022:

		Amount of (Loss)/Gain Recognized on Derivatives
		For the Twelve Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	December 31, 2023	December 31, 2022
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	10.9	(66.0)
Loss Portfolio Transfer Liability - Embedded Derivative	Change in Fair Value of Derivatives	15.2	(14.5)

Derivatives designated as cash flow hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	(8.1)	5.9
Foreign Exchange Contracts	Net change from current period hedged transactions in other comprehensive income	(14.0)	15.4
Foreign Exchange Contracts. The Company uses foreign exchange contracts to manage foreign currency risk associated with our operating expenses but also foreign exchange risk associated with net assets or liabilities in currencies other than the U.S. dollar. A foreign exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign exchange contracts will not eliminate fluctuations in the value of the Company’s assets and liabilities denominated in foreign currencies but rather allow it to establish a rate of exchange for a future point in time.
As at December 31, 2023, the Company held foreign exchange contracts that were not designated as hedges under ASC 815 with an aggregate nominal amount of $1,802.9 million (2022 — $1,675.3 million). The foreign exchange contracts are recorded as derivative assets or derivative liabilities in the consolidated balance sheet with changes recorded as a change in fair value of derivatives in the consolidated statement of operations. For the twelve months ended December 31, 2023, the impact of foreign exchange contracts on net income was a gain of $10.9 million (December 31, 2022 — loss of $66.0 million).
As at December 31, 2023, the Company held foreign exchange contracts that were designated as cash flow hedges under ASC 815 with an aggregate notional amount of $76.9 million (2022 — $109.7 million). The foreign exchange contracts are recorded as derivative assets in the consolidated balance sheet with the changes in fair value recorded in other comprehensive income. For the twelve months ended December 31, 2023 the company recognized a loss of $14.0 million (December 31, 2022 — gain of $15.4 million) in other comprehensive income.
As the foreign exchange contracts settle, the realized gain or loss is reclassified from other comprehensive income into general, administration and corporate expenses in the consolidated statement of operations. For the twelve months ended December 31, 2023, the amount recognized within general, administration and corporate expenses for settled foreign exchange contracts was a realized loss of $8.1 million (December 31, 2022 — gain of $5.9 million). The Company estimates that $0.3 million of the existing gains as at December 31, 2023 is expected to be reclassified into earnings within the next 12 months.
Embedded derivative on loss portfolio contract. The loss portfolio transfer contract includes a funds withheld arrangement that provides returns to the reinsurer based on Aspen’s investment performance, guaranteeing a minimum of 1.75% return. Such funds withheld arrangements are examples of embedded derivatives and therefore this instrument is accounted for as an option-based derivative. For the twelve months ended December 31, 2023, the amount recognized as a change in fair value of derivatives in the consolidated statement of operations is a gain of $15.2 million (December 31, 2022 — loss of $14.5 million).
Derivative Contracts
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at September 30, 2024 and December 31, 2023:

		As at September 30, 2024		As at December 31, 2023
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$1,064.7	$23.8	$1,262.1	$31.4
Foreign Exchange Contracts (1)	Derivative liabilities	$520.3	$(3.1)	$540.8	$(9.3)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	$—	$(4.6)	$—	$(16.5)
________________
(1)Fair value is net of $1.9 million of cash collateral (December 31, 2023 — $3.4 million).
(2)The LPT contains an embedded derivative within the contract in relation to the variable interest crediting rate.

		As at September 30, 2024		As at December 31, 2023
Derivatives Designated as Cash Flow Hedges Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$40.6	$2.2	$76.9	$0.3
The following table provides the unrealized and realized gains/(losses) recorded in the consolidated statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the three and nine months ended September 30, 2024 and 2023:

		For the Three Months Ended		For the Nine Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Derivatives not designated as hedges		($ in millions)		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	32.7	(35.6)	10.3	(24.3)
Loss Portfolio Transfer Liability - Embedded Derivative	Change in Fair Value of Derivatives	5.1	—	11.9	8.3

Derivatives designated as cash flow hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	(0.3)	(2.4)	(0.3)	(6.1)
Foreign Exchange Contracts	Net change from current period hedged transactions in other comprehensive income	2.1	(6.4)	1.9	(10.7)
Foreign Exchange Contracts. The Company uses foreign exchange contracts to manage foreign currency risk associated with our operating expenses but also foreign exchange risk associated with net assets or liabilities in currencies other than the U.S. dollar. A foreign exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign exchange contracts will not eliminate fluctuations in the value of the Company’s assets and liabilities denominated in foreign currencies but rather allow it to establish a rate of exchange for a future point in time.
As at September 30, 2024, the Company held foreign exchange contracts that were not designated as hedges under ASC 815 with an aggregate notional amount of $1,585.0 million (December 31, 2023 — $1,802.9 million). The foreign exchange contracts are recorded as derivative assets or derivative liabilities in the consolidated balance sheet with changes recorded as a change in fair value of derivatives in the consolidated statement of operations. For the three and nine months ended September 30, 2024, the impact of foreign exchange contracts on net income was a gain of $32.7 million and $10.3 million, respectively (September 30, 2023 — loss of $35.6 million and $24.3 million, respectively).
As at September 30, 2024, the Company held foreign exchange contracts that were designated as cash flow hedges under ASC 815 with an aggregate notional amount of $40.6 million (December 31, 2023 — $76.9 million). The foreign exchange contracts are recorded as derivative assets in the consolidated balance sheet with the changes in fair value recorded in other comprehensive income. For the three and nine months ended September 30, 2024 the
Company recognized gains of $2.1 million and $1.9 million, respectively (September 30, 2023 — losses of $6.4 million and $10.7 million, respectively) in other comprehensive income.
As the foreign exchange contracts settle, the realized gain or loss is reclassified from other comprehensive income into general, administration and corporate expenses in the consolidated statement of operations. For the three and nine months ended September 30, 2024, the amount recognized within general, administration and corporate expenses for settled foreign exchange contracts was a loss of $0.3 million and $0.3 million, respectively (September 30, 2023 — loss of $2.4 million and $6.1 million, respectively). The Company estimates that $2.2 million of the existing unrealized gains as at September 30, 2024 is expected to be reclassified into earnings within the next 12 months.
Embedded Derivative on Loss Portfolio Contract. The loss portfolio transfer contract includes a funds withheld arrangement that provides returns to the reinsurer based on Aspen’s investment performance, guaranteeing a minimum return of 1.75%. Such funds withheld arrangements are examples of embedded derivatives and therefore this instrument is accounted for as an option-based derivative. For the three and nine months ended September 30, 2024, the amount recognized as a change in fair value of derivatives in the consolidated statement of operations was a gain of $5.1 million and $11.9 million, respectively (September 30, 2023 — gain of $Nil and $8.3 million, respectively).